Depreciation and Impairment of Assets - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ 3,657,951	$ 1,716,267	$ 1,600,530
Amortization of Organization and Development Expenses	1,402,530	820,588	526,741
Others	4,095	4,418	87,054
Total	$ 5,064,576	$ 2,541,273	$ 2,214,325